Other Taxes Payable - Summary of Amounts Due on Non-Current Liabilities and Maturity Schedule (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other taxes [line items]
Other tax payable non current	R$ 149,018	R$ 155,070
13 to 24 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	7,254	5,654
25 to 36 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	3,143	4,936
37 to 48 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	1,478	4,486
49 to 60 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	691	3,225
61 to 72 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	134,151	136,558
73 to 84 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	691	48
85 to 96 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	691	48
Thereafter [member]
Disclosure of other taxes [line items]
Other tax payable non current	R$ 919	R$ 115